ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Nov. 30, 2018
Trade and other current payables [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
13.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2018	2017
	$	$
Accounts payable	1,084,852	329,631
Accounts payable on legacy beverage assets	250,000	-
Accrued liabilities	1,277,345	205,142
Payroll taxes payable	842	-
Developer royalties payable	84,332	-
Payable on Majesco acquisition (Note 5)	1,190,476

	3,887,847	534,773

During the year ended November 30, 2018, the Company issued 81,937 common shares valued at $449,291 to settle accounts payable of $595,045 resulting in a gain of $145,764 which is included in gain on debt settlements.